Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Share Capital	Reserves Options	Reserves Warrants	Deficit	Total
Balance at Oct. 31, 2021	$ 8,439,234	$ 638,551	$ 284,500	$ (2,111,582)	$ 7,250,703
Balance (in Shares) at Oct. 31, 2021	47,803,100
Private placement, net of share issue costs	$ 4,034,391				4,034,391
Private placement, net of share issue costs (in Shares)	4,717,000
Shares issued to agents	$ 36,635				36,635
Shares issued to agents (in Shares)	46,050
Share-based payment		493,154			493,154
Net loss for the year				(5,945,556)	(5,945,556)
Balance at Oct. 31, 2022	$ 12,510,260	1,131,705	284,500	(8,057,138)	5,869,327
Balance (in Shares) at Oct. 31, 2022	52,566,150
Private placement, net of share issue costs	$ 5,234,972				5,234,972
Private placement, net of share issue costs (in Shares)	15,938,250
Share-based payment		254,375			254,375
Net loss for the year				(5,717,894)	(5,717,894)
Balance at Oct. 31, 2023	$ 17,745,232	$ 1,386,080	$ 284,500	$ (13,775,032)	$ 5,640,780
Balance (in Shares) at Oct. 31, 2023	68,504,400